Note 20 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
20.	Commitments and contingencies

(a)  Lease commitments
Minimum operating lease payments are as follows:

Year ended December 31
2018	$81,727
2019	69,389
2020	58,273
2021	46,076
2022	36,685
Thereafter	64,009
$356,159

(b)  Purchase commitments
Minimum contractual purchase commitments are as follows:

Year ended December 31
2018	$5,418
2019	1,273
$6,691

(c) Contingencies
In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company’s financial condition or the results of operations.